INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The following table sets forth our provisions for income taxes for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
Current income taxes	(Thousands of dollars)
Federal	$6,086	$13,191	$10,180
State	2,449	2,967	3,311
Total current income taxes from continuing operations	8,535	16,158	13,491
Deferred income taxes
Federal	193,974	116,681	152,352
State	9,897	3,761	(14,685)
Total deferred income taxes from continuing operations	203,871	120,442	137,667
Total provision for income taxes from continuing operations	212,406	136,600	151,158
Discontinued operations	(1,250)	2,031	7,567
Total provision for income taxes	$211,156	$138,631	$158,725

Reconciliation of Income Tax Provision
The following table is a reconciliation of our income tax provision from continuing operations for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Income from continuing operations before income taxes	$957,956	$521,876	$819,873
Less: Net income attributable to noncontrolling interest	391,460	134,218	349,001
Income from continuing operations attributable to ONEOK before income taxes	566,496	387,658	470,872
Federal statutory income tax rate	35%	35%	35%
Provision for federal income taxes	198,274	135,680	164,805
State income taxes, net of federal tax benefit	12,303	5,800	14,278
State deferred tax rate change, net of valuation allowance	43	928	(25,653)
Other, net	1,786	(5,808)	(2,272)
Income tax provision from continuing operations	$212,406	$136,600	$151,158

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities for the periods indicated:

	December 31, 2016	December 31, 2015
Deferred tax assets	(Thousands of dollars)
Employee benefits and other accrued liabilities	$118,831	$97,719
Federal net operating loss	26,334	76,805
State net operating loss and benefits	39,759	39,363
Derivative instruments	32,082	26,132
Other	2,425	12,386
Total deferred tax assets	219,431	252,405
Valuation allowance for state tax credits
Carryforward expected to expire prior to utilization	(9,430)	(10,223)
Net deferred tax assets	210,001	242,182
Deferred tax liabilities
Excess of tax over book depreciation	107,249	93,421
Investment in partnerships	1,726,541	1,585,427
Regulatory assets	33	49
Total deferred tax liabilities	1,833,823	1,678,897
Net deferred tax liabilities before discontinued operations	1,623,822	1,436,715
Discontinued operations	(10,500)	(18,265)
Net deferred tax liabilities	$1,613,322	$1,418,450